GENERAL (Details Narrative) - shares		12 Months Ended
	Jan. 05, 2016	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
American depository shares, description		The ADSs are listed on The Nasdaq Capital Market, and the ratio of the Company’s Ordinary Shares to ADSs is 30:1
Ordinary shares issued, percentage	64.50%
Magna [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares issued	35,884,116
Ordinary shares issued, percentage		7.53%
Foresight Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of acquisition	100.00%